UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6001

Oppenheimer Global Opportunities Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

	Shares	Value
Common Stocks—98.5%
Consumer Discretionary—23.2%
Auto Components—1.0%
Brembo SpA	300,000	$18,145,501
Continental AG	100,000	19,466,430
		37,611,931
Automobiles—1.4%
Tesla Motors, Inc.[1]	250,000	53,422,500
Diversified Consumer Services—0.6%
Sotheby’s1	600,000	23,916,000
Hotels, Restaurants & Leisure—1.7%
Chipotle Mexican Grill, Inc., Cl. A1	70,000	26,412,400
InterContinental Hotels Group plc	833,333	37,188,808
		63,601,208
Household Durables—2.2%
De’ Longhi SpA	1,000,000	23,747,896
iRobot Corp.[1]	1,000,000	58,450,000
		82,197,896
Internet & Catalog Retail—4.7%
AO World plc[1]	5,000,000	11,167,251
ASKUL Corp.	600,000	20,492,766
ASOS plc[1]	700,000	42,603,536
boohoo.com plc[1]	20,000,000	33,023,537
Rakuten, Inc.	2,000,000	19,571,070
SRP Groupe SA1,2	500,000	11,220,497
Yoox Net-A-Porter Group SpA[1]	590,000	16,666,181
Zalando SE1,2	600,000	22,919,438
		177,664,276
Media—2.7%
CyberAgent, Inc.	1,600,000	39,482,488
Lions Gate Entertainment Corp.	250,000	6,725,000
Lions Gate Entertainment Corp., Cl. B1	250,000	6,135,000
Schibsted ASA, Cl. A	450,000	10,323,471
Stroeer SE & Co. KGaA	300,000	13,139,675
Technicolor SA	5,000,000	27,046,125
		102,851,759
Specialty Retail—3.7%
Jin Co. Ltd.	600,000	27,534,615
Restoration Hardware Holdings, Inc.[1]	1,000,000	30,700,000

	Shares	Value
Specialty Retail (Continued)
SuperGroup plc	3,000,000	$60,809,884
Urban Outfitters, Inc.[1]	800,000	22,784,000
		141,828,499
Textiles, Apparel & Luxury Goods—5.2%
adidas AG	200,000	31,608,139
Brunello Cucinelli SpA	500,000	10,704,091
Iconix Brand Group, Inc.[1,3]	6,000,000	56,040,000
Mulberry Group plc	500,000	6,711,507
OVS SpA[2]	3,000,000	15,087,422
Pandora AS	600,000	78,367,236
		198,518,395
Consumer Staples—1.7%
Food & Staples Retailing—0.3%
Whole Foods Market, Inc.	400,000	12,304,000
Personal Products—1.4%
Ci:z Holdings Co. Ltd.	1,800,000	50,624,170
Financials—11.9%
Capital Markets—5.4%
Allied Minds plc[1]	4,000,000	23,163,234
Charles Schwab Corp. (The)	1,000,000	39,470,000
Deutsche Bank AG1	3,000,000	54,290,405
IP Group plc[1]	20,785,545	45,829,773
Rothschild & Co.	1,500,000	40,565,373
		203,318,785
Commercial Banks—3.6%
Bank of America Corp.	2,000,000	44,200,000
Citigroup, Inc.	1,000,000	59,430,000
Sberbank of Russia PJSC, Sponsored ADR	3,000,000	34,643,466
		138,273,466
Diversified Financial Services—0.5%
IG Group Holdings plc	3,000,000	18,236,864
Insurance—1.4%
MetLife, Inc.	1,000,000	53,890,000
Real Estate Investment Trusts (REITs)—0.8%
British Land Co. plc (The)	4,000,000	30,994,218

1 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Management & Development—0.2%
Purplebricks Group plc[1]	4,000,000	$6,952,106
Health Care—25.7%
Biotechnology—6.5%
Abcam plc	1,000,000	9,445,976
Arrowhead Pharmaceuticals, Inc.[1]	3,000,000	4,650,000
Exact Sciences Corp.[1]	1,500,000	20,040,000
Genmab AS1	600,000	99,452,994
Halozyme Therapeutics, Inc.[1]	1,000,000	9,880,000
Innate Pharma SA1	1,000,000	15,370,542
Rigel Pharmaceuticals, Inc.[1,3]	5,000,000	11,900,000
Seattle Genetics, Inc.[1]	1,400,000	73,878,000
		244,617,512
Health Care Equipment & Supplies—4.3%
Align Technology, Inc.[1]	300,000	28,839,000
Carl Zeiss Meditec AG	1,000,000	36,842,639
Consort Medical plc[3]	2,856,109	37,263,371
Ion Beam Applications	400,000	17,529,571
Nevro Corp.[1]	600,000	43,596,000
		164,070,581
Health Care Providers & Services—0.5%
Amplifon SpA	2,000,000	19,046,773
Health Care Technology—1.3%
M3, Inc.	2,000,000	50,342,101
Life Sciences Tools & Services—2.0%
Bruker Corp.	1,400,000	29,652,000
MorphoSys AG1	900,000	46,095,096
		75,747,096
Pharmaceuticals—11.1%
GW Pharmaceuticals plc, ADR[1]	100,000	11,175,000
H. Lundbeck AS1	2,000,000	81,408,677
Merck KGaA	200,000	20,872,150

	Shares	Value
Pharmaceuticals (Continued)
Nektar Therapeutics, Cl. A1,3	25,000,000	$306,750,000
		420,205,827
Industrials—9.5%
Aerospace & Defense—3.3%
Boeing Co. (The)	300,000	46,704,000
Hexcel Corp.	700,000	36,008,000
United Technologies Corp.	400,000	43,848,000
		126,560,000
Air Freight & Couriers—0.3%
Expeditors International of Washington, Inc.	250,000	13,240,000
Commercial Services & Supplies—0.9%
Rollins, Inc.	1,000,000	33,780,000
Electrical Equipment—2.4%
Blue Solutions[1]	300,000	3,631,298
Emerson Electric Co.	653,224	36,417,238
OSRAM Licht AG	500,000	26,249,947
Sensata Technologies Holding NV1	600,000	23,370,000
		89,668,483
Machinery—1.1%
Albany International Corp., Cl. A	400,000	18,520,000
Spirax-Sarco Engineering plc	464,285	23,844,093
		42,364,093
Professional Services—1.5%
Acacia Research Corp.[1]	2,500,000	16,250,000
Bureau Veritas SA	450,000	8,718,804
Teleperformance	300,000	30,089,033
		55,057,837
Information Technology—22.8%
Electronic Equipment, Instruments, &
Components—6.6%
Cognex Corp.	600,000	38,172,000
Coherent, Inc.[1]	900,000	123,646,500
Corning, Inc.	1,000,000	24,270,000
Dolby Laboratories, Inc., Cl. A	600,000	27,114,000
Fingerprint Cards AB, Cl. B1	4,000,000	27,589,705

2 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

	Shares	Value
Electronic Equipment, Instruments, & Components (Continued)
Next Biometrics Group AS1	500,000	$7,640,572
		248,432,777
Internet Software & Services—1.5%
Alarm.com
Holdings, Inc.[1]	400,000	11,132,000
Angie’s List, Inc.[1]	2,000,000	16,460,000
Hortonworks, Inc.[1]	2,000,000	16,620,000
Pandora Media, Inc.[1]	1,000,000	13,040,000
		57,252,000
IT Services—0.4%
Square, Inc., Cl. A1	1,000,000	13,630,000
Semiconductors & Semiconductor Equipment—9.5%
Advanced Micro Devices, Inc.[1]	20,000,000	226,800,000
Applied Materials, Inc.	2,000,000	64,540,000
Infineon Technologies AG	1,000,000	17,331,841
ON Semiconductor Corp.[1]	1,200,000	15,312,000
STMicroelectronics NV	1,000,000	11,337,959
Synaptics, Inc.[1]	500,000	26,790,000
		362,111,800
Software—3.6%
A10 Networks, Inc.[1]	2,000,000	16,620,000
Blue Prism Group plc[1]	2,000,000	10,965,091
Globant SA1	300,000	10,005,000
PTC, Inc.[1]	1,200,000	55,524,000
SDL plc	2,000,000	10,913,841

	Shares	Value
Software (Continued)
Tableau Software, Inc., Cl. A1	200,000	$8,430,000
WANdisco plc[1,3]	5,276,000	13,020,670
Zendesk, Inc.[1]	600,000	12,720,000
		138,198,602
Technology Hardware, Storage & Peripherals—1.2%
BlackBerry Ltd.[1]	4,000,000	27,560,000
Xaar plc[3]	4,000,000	19,644,850
		47,204,850
Materials—3.7%
Chemicals—3.7%
Croda International plc	482,758	18,938,308
Novozymes AS, Cl. B	1,500,000	51,624,810
Symrise AG	500,000	30,412,111
Toray Industries, Inc.	3,000,000	24,247,461
Umicore SA	300,000	17,075,691
		142,298,381
Total Common Stocks (Cost $2,775,945,926)		3,740,034,786

Investment Company—1.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.43%[3,4] (Cost $57,096,001)	57,096,001	57,096,001

Total Investments, at Value (Cost $2,833,041,927)	100.0%	3,797,130,787
Net Other Assets (Liabilities)	0.0	(1,609,932)
Net Assets	100.0%	$3,795,520,855

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $49,227,357 or 1.30% of the Fund’s net assets at period end.

3 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2016	Gross Additions	Gross Reductions	Shares December 31, 2016
Consort Medical plc	2,856,109	—	—	2,856,109
Iconix Brand Group, Inc.	6,000,000	—	—	6,000,000
Nektar Therapeutics, Cl. A	25,000,000	—	—	25,000,000
Oppenheimer Institutional Government Money Market Fund, Cl. E	323,178,551	153,663,666	419,746,216	57,096,001
Rigel Pharmaceuticals, Inc.	5,000,000	—	—	5,000,000
WANdisco plc	5,276,000	—	—	5,276,000
Xaar plc	4,000,000	—	—	4,000,000

	Value	Income
Consort Medical plc	$37,263,371	$—
Iconix Brand Group, Inc.	56,040,000	—
Nektar Therapeutics, Cl. A	306,750,000	—
Oppenheimer Institutional Government Money Market Fund, Cl. E	57,096,001	109,993
Rigel Pharmaceuticals, Inc.	11,900,000	—
WANdisco plc	13,020,670	—
Xaar plc	19,644,850	—
Total	$501,714,892	$109,993

4. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$2,069,122,639	54.5%
United Kingdom	471,891,918	12.5
Germany	319,227,870	8.4
Denmark	310,853,718	8.2
Japan	232,294,669	6.1
France	136,641,673	3.6
Italy	103,397,864	2.7
Russia	34,643,466	0.9
Belgium	34,605,263	0.9
Sweden	27,589,706	0.7
Canada	27,560,000	0.7
Norway	17,964,042	0.5
Switzerland	11,337,959	0.3
Total	$3,797,130,787	100.0%

4 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

1. Organization

Oppenheimer Global Opportunities Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official

5 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific

6 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

3. Securities Valuation (Continued)

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

7 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$284,584,900	$597,027,564	$—	$881,612,464
Consumer Staples	12,304,000	50,624,170	—	62,928,170
Financials	196,990,000	254,675,439	—	451,665,439
Health Care	540,360,000	433,669,890	—	974,029,890
Industrials	268,137,238	92,533,175	—	360,670,413
Information Technology	748,385,500	118,444,529	—	866,830,029
Materials	—	142,298,381	—	142,298,381
Investment Company	57,096,001	—	—	57,096,001

Total Assets	$2,107,857,639	$1,689,273,148	$—	$3,797,130,787

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

8 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

4. Investments and Risks (Continued)

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

9 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,863,244,737

Gross unrealized appreciation	$1,296,834,092
Gross unrealized depreciation	(362,995,760)

Net unrealized appreciation	$933,838,332

10 OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/17/2017